Cover	Dec. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2022
Entity File Number	001-15204
Entity Registrant Name	KINGSWAY FINANCIAL SERVICES INC.
Entity Central Index Key	0001072627
Entity Tax Identification Number	85-1792291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 S. Riverside Plaza, Suite 1520
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	766-2138
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KFS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false